Income Taxes Income Taxes (Components of Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 3,961	$ (4,596)	$ (16,300)
State	413	197	552
Current income tax expense (benefit)	4,374	(4,399)	(15,748)
Deferred
Federal	(1,859)	(2,759)	(4,513)
State	602	(874)	(1,413)
Deferred income tax expense (benefit)	(1,257)	(3,633)	(5,926)
Income tax expense (benefit)	$ 3,117	$ (8,032)	$ (21,674)